OPERATING LEASES - Schedule of Future Minimum lease Payments for Operating leases (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2024	$ 2,494
2025	787
2026	420
2027	130
2028	107
Total minimum lease payments	3,938
Less: imputed interest	948
Total lease liability balance	$ 2,990